Commitments and Contingencies (Contractual Obligations) (Details) $ in Millions	Dec. 31, 2017 CAD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	$ 1,821
Contractual Obligation, Due in Second Year	888
Contractual Obligation, Due in Third Year	778
Contractual Obligation, Due in Fourth Year	503
Contractual Obligation, Due in Fifth Year	435
Contractual Obligation, Due after Fifth Year	3,728
Contractual Obligation	8,153
Nova Scotia Power Inc. [Member] | Maritime Link Project [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	110
Contractual Obligation, Due in Second Year	111
Purchased Power [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	234	[1]
Contractual Obligation, Due in Second Year	216	[1]
Contractual Obligation, Due in Third Year	212	[1]
Contractual Obligation, Due in Fourth Year	209	[1]
Contractual Obligation, Due in Fifth Year	206	[1]
Contractual Obligation, Due after Fifth Year	2,148	[1]
Contractual Obligation	3,225	[1]
Fuel And Gas Supply [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	527
Contractual Obligation, Due in Second Year	176
Contractual Obligation, Due in Third Year	50
Contractual Obligation, Due in Fourth Year	41
Contractual Obligation, Due in Fifth Year	0
Contractual Obligation, Due after Fifth Year	0
Contractual Obligation	794
Demand Side Management [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	63
Contractual Obligation, Due in Second Year	28
Contractual Obligation, Due in Third Year	18
Contractual Obligation, Due in Fourth Year	18
Contractual Obligation, Due in Fifth Year	18
Contractual Obligation, Due after Fifth Year	0
Contractual Obligation	145
Transportation [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	451	[2]
Contractual Obligation, Due in Second Year	298	[2]
Contractual Obligation, Due in Third Year	264	[2]
Contractual Obligation, Due in Fourth Year	184	[2]
Contractual Obligation, Due in Fifth Year	172	[2]
Contractual Obligation, Due after Fifth Year	1,339	[2]
Contractual Obligation	2,708	[2]
Long-term service agreements [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	75	[3]
Contractual Obligation, Due in Second Year	65	[3]
Contractual Obligation, Due in Third Year	34	[3]
Contractual Obligation, Due in Fourth Year	44	[3]
Contractual Obligation, Due in Fifth Year	35	[3]
Contractual Obligation, Due after Fifth Year	180	[3]
Contractual Obligation	433	[3]
Capital projects [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	413
Contractual Obligation, Due in Second Year	88
Contractual Obligation, Due in Third Year	0
Contractual Obligation, Due in Fourth Year	0
Contractual Obligation, Due in Fifth Year	0
Contractual Obligation, Due after Fifth Year	0
Contractual Obligation	501
Equity investment commitments [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	15	[4]
Contractual Obligation, Due in Second Year	5	[4]
Contractual Obligation, Due in Third Year	190	[4]
Contractual Obligation, Due in Fourth Year	0	[4]
Contractual Obligation, Due in Fifth Year	0	[4]
Contractual Obligation, Due after Fifth Year	0	[4]
Contractual Obligation	210	[4]
Leases and other [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Due in Next Fiscal Year	43	[5]
Contractual Obligation, Due in Second Year	12	[5]
Contractual Obligation, Due in Third Year	10	[5]
Contractual Obligation, Due in Fourth Year	7	[5]
Contractual Obligation, Due in Fifth Year	4	[5]
Contractual Obligation, Due after Fifth Year	61	[5]
Contractual Obligation	$ 137	[5]

[1]	Annual requirement to purchase electricity production from independent power producers or other utilities over varying contract lengths.
[2]	Purchasing commitments for transportation of fuel and transportation capacity on various pipelines.
[3]
Maintenance of certain generating equipment, services related to a generation facility and wind operating agreements, outsourced management of computer and communication infrastructure and vegetation management.

[4]
Emera has a commitment in connection with the Federal Loan Guarantee to complete construction of the Maritime Link. Thirty per cent of the financing of this project will come from Emera as equity. Emera also has a commitment to make equity contributions to the Labrador Island Link Limited Partnership upon draw requests from the general partner. The amounts forecasted are a combination of equity investments for both projects and are subject to change in both timing and amounts as the projects advance through construction.

[5]	Operating lease agreements for office space, land, plant fixtures and equipment, telecommunications services, rail cars and vehicles.